Schedule of fixed assets,net (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Software (ERP Implementation)	€ 87,800	€ 87,800
Computer	35,971	31,307	24,869
Furniture and fixtures	13,005	4,676	5,010
Total fixed assets	136,776	123,783	29,879
Less: accumulated depreciation	(53,799)	(12,144)	(6,789)
Fixed assets, net	€ 82,977	€ 111,639	€ 23,090